Contract assets (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Contract assets, beginning	R$ 6,888,048
Transfers to intangible assets	(55,177)	R$ (30,623)	R$ (52,811)
Loss on disposal	(8,829)	(7,155)	(35,590)
Contract assets, ending	7,672,679	6,888,048
Power Distribution Service Concession [Member]
IfrsStatementLineItems [Line Items]
Contract assets, beginning	1,798,195	1,114,961
Acquisitions	2,092,117	1,798,266
Customers contributions	(243,916)	(160,826)
Transfers to intangible assets	(1,137,324)	(821,559)
Transfers to accounts receivable related to concession	(168,072)	(125,492)
Loss on disposal	(8,829)	(7,155)
Contract assets, ending	2,332,171	1,798,195	1,114,961
Power Distribution Service Concession [Member] | Assets Contract Assets [Member]
IfrsStatementLineItems [Line Items]
Contract assets, beginning	1,851,866	1,144,780
Acquisitions	2,092,117	1,798,266
Transfers to intangible assets	(1,332,118)	(943,905)
Transfers to accounts receivable related to concession	(197,912)	(140,120)
Loss on disposal	(8,829)	(7,155)
Contract assets, ending	2,405,124	1,851,866	1,144,780
Power Distribution Service Concession [Member] | Special Liabilities [Member]
IfrsStatementLineItems [Line Items]
Contract liability, beginning	(53,671)	(29,819)
Customers contributions	(243,916)	(160,826)
Transfers to intangible assets	194,794	122,346
Transfers to accounts receivable related to concession	29,840	14,628
Contract liability, ending	R$ (72,953)	R$ (53,671)	R$ (29,819)